Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2019
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Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial asset s

Mandatorily measured at FVTPL
Forward exchange contracts	$85.3	$162.1
Convertible bonds	—	123.8
Agency mortgage-backed securities	3,419.3	40.9

	$3,504.6	$326.8

Financial liabilities

Held for trading
Forward exchange contracts	$40.8	$982.3

The Company entered into forward exchange contracts to manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 201 8

Sell NT$/Buy EUR	January 2019 to March 2019	NT$18,545.9/EUR527.0
Sell NT$/Buy JPY	January 2019 to March 2019	NT$4,757.9/JPY17,200.0
Sell US$/Buy EUR	January 2019	US$0.5/EUR0.4
Sell US$/Buy JPY	January 2019	US$175.6/JPY19,389.0
Sell US$/Buy RMB	January 2019	US$318.0/RMB2,188.7
Sell US$/Buy NT$	January 2019 to February 2019	US$127.0/NT$3,908.6
Sell RMB/Buy US$	January 2019	RMB667.5/ US$97.0

December 31, 2019

Sell NT$/Buy EUR	January 2020 to June 2020	NT$84,690.4/EUR2,509.0
Sell NT$/Buy JPY	January 2020 to March 2020	NT$23,737.6/JPY85,600.0
Sell US$/Buy JPY	January 2020	US$6.2 /JPY678.0
Sell US$/Buy RMB	January 2020	US$497.0/RMB3,493.9
Sell US$/Buy NT$	January 2020 to March 2020	US$26.0/NT$787.0
Sell JPY/Buy US$	January 2020 to February 2020	JPY57,471.6/US$526.4